Equity (Details) - Schedule of equity distribution - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of equity distribution [Abstract]
Approval date in Board of Directors	Nov. 18, 2019	Sep. 21, 2018	Oct. 26, 2017
Declared dividends per share to be paid in cash S/.	S/ 360.00	S/ 380.00	S/ 350.00
Declared dividends	S/ 154,119,000	S/ 161,396,000	S/ 149,837,000